Financial Condition accounts outstanding with EVERTEC (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Deposits	$ 20,000	$ 23,000
E V E R T E C Inc [Member] | 100%
Related Party Transaction [Line Items]
Total	(21,517)	56,124
E V E R T E C Inc [Member] | 100% | Loan
Related Party Transaction [Line Items]
Loans	0	53,589
E V E R T E C Inc [Member] | 100% | Securities Investment Member
Related Party Transaction [Line Items]
Investment securities	0	35,000
E V E R T E C Inc [Member] | 100% | Deposits Member
Related Party Transaction [Line Items]
Deposits	(14,289)	(19,968)
E V E R T E C Inc [Member] | 100% | Other Assets Member
Related Party Transaction [Line Items]
Accounts Receivable Related Parties	8,634	4,085
E V E R T E C Inc [Member] | 100% | Other Liabilities Member
Related Party Transaction [Line Items]
Accounts payable (Other liabilities)	$ (15,862)	$ (16,582)